Capital and other commitments - Summary of Capital and Other Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 19	$ 59
Property, plant and equipment [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	17	52
Intangible assets [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 2	$ 7